Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 176,740	$ 179,394
Current assets	101,786	102,834
Non-current liabilities	(123,945)	(121,669)
Current liabilities	(80,581)	(82,241)
Net assets	74,000	78,318
Recycling of foreign exchange on disposal	295	(541)	$ (74)
Total consideration		(978)
Proceeds from the sale of businesses, net of cash disposed	1,714	2,578	1,193
Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	3,998	1,775	1,145
Current assets	571	1,985	557
Non-current liabilities	(320)	(548)	(60)
Current liabilities	(213)	(424)	(454)
Net assets	4,036	2,788	1,188
Recycling of foreign exchange on disposal	41	943	0
Costs on disposal	54	123	57
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	4,131	3,854	1,245
Gains (losses) on sale of businesses	358	(888)	158
Total consideration	4,489	2,966	1,403
Non-cash consideration	(3,133)	(1,003)	(51)
Consideration received (receivable)	358	615	(159)
Proceeds from the sale of businesses, net of cash disposed	1,714	2,578	1,193
Cash and cash equivalents disposed of	$ 61	$ 500	$ 33